Goodwill and Intangible Assets - Summary of Movement in Intangible Assets (Parenthetical) (Detail) - Intangible assets [member] ₨ in Millions	12 Months Ended
Mar. 31, 2021 INR (₨)
Disclosure of detailed information about intangible assets [line items]
Impairment related to intangible recognized on acquisition	₨ 1,879
Amortisation, intangible assets other than goodwill	₨ 795